Assets Classified as Held for Sale (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets Classified as Held for Sale
Property, plant and equipment	$ 28,871	$ 49,065	$ 51,883
Interest in resource properties	201,802	254,706
Asset held for sale	475,477	509,966
Deferred income tax liabilities	56,570	67,461
Liabilities relating to assets held for sale	142,970	$ 137,432
Assets and liabilities classified as held for sale
Assets Classified as Held for Sale
Property, plant and equipment	1,358
Interest in resource properties	33,385
Asset held for sale	34,743
Decommissioning obligations	16,633
Deferred income tax liabilities	3,725
Liabilities relating to assets held for sale	$ 20,358